Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Notes to Consolidated Statements of Income
Distribution costs	€ 155,785	€ 152,304	€ 454,452	€ 461,677
General and administrative expense	587,818	553,136	1,774,101	1,786,428
Selling, general and administrative expense	€ 743,603	705,440	€ 2,228,553	2,248,105
General and administrative expense previously recorded in distribution costs
Notes to Consolidated Statements of Income
Amount of reclassifications		€ 33,818		€ 99,190